CHINA GOLDEN STAR LIMITED - STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Income (loss) from operations	$ (1,500)	$ (250)	$ (9,055)
Net cash provided by/(used in) operating activities	(1,500)		(9,055)
Proceeds from sale of stock			6,000
Proceeds from note payable	2,250		3,825
Net cash provided by/(used in) financing activities	2,250		9,825
Net increase in cash and cash equivalents	750		770
Cash and cash equivalents- beginning of period	20	3,945
Cash and cash equivalents- end of period	$ 770	$ 3,945	$ 770